Assets and liabilities held for sale	6 Months Ended
Mar. 31, 2021
Assets and liabilities held for sale
Assets and liabilities held for sale

Note 17. Assets and liabilities held for sale

At 31 March 2021, the assets and liabilities of certain Specialist Businesses have been classified as held for sale. As these businesses do not constitute a major line of business for the Group, they have not been classified as discontinuing operations.

Details of the businesses which have been classified as held for sale are as follows:

Westpac Vendor Finance business

On 21 August 2020, the Group announced that it had entered into an agreement for the sale of its Vendor Finance business to Angle Finance, a portfolio company of Cerberus Capital Management, L.P.

The sale agreement includes an initial payment on completion and deferred consideration payable over the two-year period following completion. Completion of the transaction is expected to occur by 30 September 2021.

As at 31 March 2021, the sale is expected to result in a pre-tax accounting loss of $82 million. For the financial year ended 30 September 2020, the loss on sale was estimated at $112 million which was recognised in operating expenses to reflect a write down of the assets held for sale to their fair value less costs to sell and the recognition of related separation and transaction costs. A remeasurement at 31 March 2021 of the variable consideration payable has reduced the expected loss on sale and consequently a $30 million write-back has been recognised in the period.

Vendor Finance currently operates out of the Westpac subsidiary Capital Finance Australia Limited (CFAL) and is included in the Group's Specialist Businesses division.

Westpac General Insurance Limited and Westpac General Insurance Services Limited

On 2 December 2020, the Group announced it will sell Westpac General Insurance Limited and Westpac General Insurance Services Limited to Allianz and enter into an exclusive 20-year agreement for the distribution of general insurance products to Westpac's customers. Both entities are currently included in the Group's Specialist Businesses division.

The sale price is $725 million and is estimated to result in a small post-tax gain on sale. The transaction also includes contingent payments subject to integration milestones and business performance over the next five years, as well as ongoing payments in accordance with the distribution agreement.

Westpac will retain responsibility for certain pre-completion matters and provide protection to Allianz through a combination of customary warranties and indemnities.

As the fair value less costs to sell is higher than the current carrying value of net assets, no remeasurement of assets held for sale is required and therefore there is no impact to the income statement for the period ending 31 March 2021.

Completion of the transaction is subject to various regulatory approvals and is expected to occur by 30 September 2021 at which time the gain will be recognised within non-interest income.

Westpac Pacific

On 7 December 2020, the Group announced the sale of its Pacific businesses (comprised of Fiji Branch of Westpac Banking Corporation and the Group's 89.9% stake in Westpac Bank-PNG-Limited) to Kina Securities Limited. Westpac Pacific is currently included in the Group's Specialist Businesses division.

The sale price includes $315 million payable at completion and $60 million payable in six-monthly instalments over the following 18 months for Westpac Bank-PNG-Limited. The sale price also includes earn-out payments which are subject to the business performance of Fiji Branch of Westpac Banking Corporation over 24 months following completion.

It is expected there will be a Full Year 2021 pre-tax accounting loss on sale of approximately $231 million. For the period ending 31 March 2021, a loss of $121 million has been recognised in operating expenses to write down the non-financial assets held for sale to their fair value less costs to sell, and recognise related separation and transaction costs. The remaining loss will be recognised on completion of the sale.

Completion of the transaction is subject to various regulatory approvals in Fiji and Papua New Guinea, and is expected to occur by 30 September 2021.

Westpac Lenders Mortgage Insurance Limited

On 18 March 2021, the Group announced it will sell Westpac Lenders Mortgage Insurance Limited (WLMI) to Arch Capital Group (Arch) and enter into a 10-year exclusive supply agreement for Arch to provide Lenders Mortgage Insurance (LMI) to the Group. WLMI is currently included in the Group’s Specialist Businesses division.

The sale price will be at book value which will be determined at completion. The transaction also includes small fixed annual payments to Westpac over the next 10 years.

As at 31 March 2021 a loss of $110 million has been recognised in operating expenses reflecting the write down of goodwill, and recognition of related separation and transaction costs.

Westpac will retain responsibility for certain legacy matters and provide protection to Arch through a combination of customary warranties and indemnities.

Completion of the transaction is subject to various regulatory approvals and is expected to occur by 30 September 2021.

Balance sheet presentation

Details of the assets and liabilities that have been presented as held for sale are as follows (no amounts were presented as held for sale in prior comparative periods):

f
As at
31 March
$m	2021
Assets held for sale
Cash and balances with central banks	792
Trading securities and financial assets measured at FVIS	282
Derivative financial instruments	7
Investment securities	550
Loans	1,819
Other financial assets	423
Intangible assets	243
Property and equipment	23
Deferred tax assets	25
Other assets	195
Total assets held for sale	4,359
Liabilities held for sale
Deposits and other borrowings	2,088
Other financial liabilities	120
Derivative financial instruments	6
Current tax liabilities	1
Provisions	20
Other liabilities	814
Total liabilities held for sale	3,049